UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-03691

LORD ABBETT MID cap stock FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201- 6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett

Mid Cap Stock Fund

For the six-month period ended June 30, 2017

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

8	Statement of Assets and Liabilities

10	Statement of Operations

11	Statements of Changes in Net Assets

12	Financial Highlights

16	Notes to Financial Statements

25	Supplemental Information to Shareholders

Lord Abbett Mid Cap Stock Fund
Semiannual Report

For the six-month period ended June 30, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Mid Cap Stock Fund for the six-month period ended June 30, 2017. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2017 through June 30, 2017).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 1/1/17 – 6/30/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/17	6/30/17	1/1/17 - 6/30/17
Class A
Actual	$1,000.00	$1,041.10	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class B
Actual	$1,000.00	$1,037.70	$8.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.36	$8.50
Class C
Actual	$1,000.00	$1,037.80	$8.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45
Class F
Actual	$1,000.00	$1,042.20	$4.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.83	$4.01
Class F3
Actual	$1,000.00	$1,019.20	$1.52
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.40	$1.51
Class I
Actual	$1,000.00	$1,042.50	$3.54
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.32	$3.51
Class P
Actual	$1,000.00	$1,040.20	$5.82
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.09	$5.76
Class R2
Actual	$1,000.00	$1,039.60	$6.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.45	$6.41
Class R3
Actual	$1,000.00	$1,040.20	$5.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91
Class R4
Actual	$1,000.00	$1,041.60	$4.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.13	$4.71
Class R5
Actual	$1,000.00	$1,042.50	$3.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class R6
Actual	$1,000.00	$1,043.10	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.72	$3.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.94% for Class A, 1.70% for Class B, 1.69% for Class C, 0.80% for Class F, 0.63% for Class F3, 0.70% for Class I, 1.15% for Class P, 1.28% for Class R2, 1.18% for Class R3, 0.94% for Class R4, 0.69% for Class R5 and 0.62% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period for Classes A, B, C, F, I, R2, R3, R4, R5 and R6) and multiplied by 87/365 (to reflect the period from April 4, 2017, commencement of operations, to June 30, 2017, for Class F3).

Portfolio Holdings Presented by Sector

June 30, 2017

Sector*	%**
Consumer Discretionary	10.54%
Consumer Staples	6.12%
Energy	8.65%
Financials	21.05%
Health Care	6.27%
Industrials	13.96%
Information Technology	7.30%
Materials	6.46%
Real Estate	10.45%
Utilities	7.32%
Repurchase Agreement	1.88%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
COMMON STOCKS 98.60%

Aerospace & Defense 1.31%
Textron, Inc.	632,973	$29,813

Airlines 1.50%
Alaska Air Group, Inc.	380,736	34,175

Banks 8.48%
CIT Group, Inc.	749,684	36,510
Citizens Financial Group, Inc.	1,123,900	40,101
East West Bancorp, Inc.	593,400	34,761
KeyCorp	2,247,500	42,118
M&T Bank Corp.	158,200	25,620
Webster Financial Corp.	279,048	14,572
Total		193,682

Beverages 3.16%
Coca-Cola European Partners plc (United Kingdom)(a)	574,512	23,366
Molson Coors Brewing Co. Class B	563,821	48,680
Total		72,046

Capital Markets 2.42%
E*TRADE Financial Corp.*	946,600	35,999
OM Asset Management plc (United Kingdom)(a)	1,299,716	19,314
Total		55,313

Chemicals 2.28%
Eastman Chemical Co.	365,639	30,710
FMC Corp.	293,798	21,462
Total		52,172

Communications Equipment 1.00%
Juniper Networks, Inc.	821,700	22,909

Construction & Engineering 1.04%
Fluor Corp.	520,257	23,817
		Fair
		Value
Investments	Shares	(000)
Containers & Packaging 2.11%
Graphic Packaging Holding Co.	2,222,100	$30,620
Packaging Corp. of America	157,847	17,583
Total		48,203

Electric: Utilities 7.36%
Edison International	570,700	44,623
Great Plains Energy, Inc.	1,166,995	34,170
Portland General Electric Co.	1,037,500	47,403
PPL Corp.	1,080,900	41,788
Total		167,984

Electrical Equipment 2.85%
AMETEK, Inc.	491,456	29,768
Hubbell, Inc.	313,020	35,424
Total		65,192

Energy Equipment & Services 1.34%
Nabors Industries Ltd.	1,130,337	9,201
Patterson-UTI Energy, Inc.	1,059,504	21,391
Total		30,592

Equity Real Estate Investment Trusts 10.50%
Alexandria Real Estate Equities, Inc.	236,111	28,444
Apartment Investment & Management Co. Class A	351,000	15,082
Brixmor Property Group, Inc.	1,093,211	19,547
Duke Realty Corp.	1,159,199	32,400
Healthcare Trust of America, Inc. Class A	915,934	28,495
Highwoods Properties, Inc.	690,400	35,010
Invitation Homes, Inc.	654,900	14,166
UDR, Inc.	999,568	38,953
Vornado Realty Trust	293,951	27,602
Total		239,699

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Food Products 3.00%
B&G Foods, Inc.	624,099	$22,218
Bunge Ltd.	234,640	17,504
Pinnacle Foods, Inc.	265,938	15,797
Snyder’s-Lance, Inc.	375,117	12,986
Total		68,505

Health Care Equipment & Supplies 1.47%
DENTSPLY SIRONA, Inc.	516,091	33,463

Health Care Providers & Services 2.53%
Envision Healthcare Corp.*	527,700	33,071
HealthSouth Corp.	511,372	24,750
Total		57,821

Hotels, Restaurants & Leisure 3.70%
Aramark	503,200	20,621
MGM Resorts International	957,122	29,949
Royal Caribbean Cruises Ltd.	310,000	33,861
Total		84,431

Household Durables 5.49%
Lennar Corp. Class A	390,200	20,806
Newell Brands, Inc.	1,293,309	69,347
Whirlpool Corp.	184,100	35,277
Total		125,430

Information Technology Services 2.61%
Conduent, Inc.*	1,919,849	30,602
CSRA, Inc.	915,731	29,075
Total		59,677

Insurance 9.49%
Allstate Corp. (The)	205,870	18,207
Arch Capital Group Ltd.*	273,600	25,524
Axis Capital Holdings Ltd.	322,100	20,827
Hanover Insurance Group, Inc. (The)	401,247	35,563
Hartford Financial Services Group, Inc. (The)	594,534	31,255
Lincoln National Corp.	346,700	23,430
XL Group Ltd.	1,412,500	61,867
Total		216,673
		Fair
		Value
Investments	Shares	(000)
Life Sciences Tools & Services 1.63%
Agilent Technologies, Inc.	344,300	$20,420
PerkinElmer, Inc.	247,500	16,865
Total		37,285

Machinery 5.26%
Ingersoll-Rand plc	263,000	24,035
ITT, Inc.	484,304	19,459
Kennametal, Inc.	436,095	16,319
Parker-Hannifin Corp.	155,904	24,917
Pentair plc (United Kingdom)(a)	531,224	35,348
Total		120,078

Metals & Mining 2.10%
Freeport-McMoRan, Inc.*	1,789,060	21,486
Steel Dynamics, Inc.	739,700	26,489
Total		47,975

Oil, Gas & Consumable Fuels 7.35%
Cabot Oil & Gas Corp.	626,300	15,707
Cimarex Energy Co.	241,631	22,716
Concho Resources, Inc.*	136,500	16,589
Hess Corp.	623,400	27,348
Marathon Oil Corp.	1,627,400	19,285
Noble Energy, Inc.	1,217,904	34,467
Williams Cos., Inc. (The)	1,047,500	31,718
Total		167,830

Pharmaceuticals 0.67%
Mallinckrodt plc*	340,565	15,261

Road & Rail 2.07%
Kansas City Southern	451,159	47,214

Semiconductors & Semiconductor Equipment 2.57%
Maxim Integrated Products, Inc.	321,582	14,439
ON Semiconductor Corp.*	768,900	10,795
Qorvo, Inc.*	312,747	19,803
Skyworks Solutions, Inc.	143,271	13,747
Total		58,784

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2017

		Fair
		Value
Investments	Shares	(000)
Specialty Retail 1.40%
L Brands, Inc.	348,340	$18,772
Sally Beauty Holdings, Inc.*	648,000	13,122
Total		31,894

Technology Hardware, Storage & Peripherals 1.15%
NetApp, Inc.	331,241	13,266
Western Digital Corp.	146,100	12,945
Total		26,211

Thrifts & Mortgage Finance 0.76%
Astoria Financial Corp.	863,900	17,408
Total Common Stocks (cost $2,027,280,353)		2,251,537
	Principal	Fair
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 1.89%

Repurchase Agreement
Repurchase Agreement dated 6/30/2017, 0.12% due 7/3/2017 with Fixed Income Clearing Corp. collateralized by $20,885,000 of U.S. Treasury Note at 1.375% due 8/31/2020; $22,720,000 of U.S. Treasury Note at 2.125% due 8/31/2020; value: $44,108,692; proceeds: $43,240,953 (cost $43,240,521)	$43,241	$43,241
Total Investments in Securities 100.49% (cost $2,070,520,874)		2,294,778
Liabilities in Excess of Other Assets (0.49)%		(11,276)
Net Assets 100.00%		$2,283,502

(a)	Foreign security traded in U.S. dollars.
*	Non-income producing security.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at fair value(1):

	Level 1	Level 2	Level 3	Total
Investment Type(2)(3)	(000)	(000)	(000)	(000)
Common Stocks	$2,251,537	$–	$–	$2,251,537
Repurchase Agreement	–	43,241	–	43,241
Total	$2,251,537	$43,241	$–	$2,294,778

(1)	Refer to Note 2(g) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended June 30, 2017.

See Notes to Financial Statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2017

ASSETS:
Investments in securities, at fair value (cost $2,070,520,874)	$2,294,777,520
Receivables:
Dividends	3,859,875
Investment securities sold	3,500,875
Capital shares sold	1,159,054
Prepaid expenses and other assets	77,756
Total assets	2,303,375,080
LIABILITIES:
Payables:
Investment securities purchased	13,413,004
Capital shares reacquired	2,917,151
12b-1 distribution plan	1,151,745
Management fee	1,022,236
Directors’ fees	854,678
Fund administration	75,532
Accrued expenses	438,662
Total liabilities	19,873,008
NET ASSETS	$2,283,502,072
COMPOSITION OF NET ASSETS:
Paid-in capital	$2,066,238,086
Undistributed net investment income	9,616,346
Accumulated net realized loss on investments	(16,609,006)
Net unrealized appreciation on investments	224,256,646
Net Assets	$2,283,502,072

8	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)(concluded)

June 30, 2017

Net assets by class:
Class A Shares	$1,143,664,456
Class B Shares	$2,714,498
Class C Shares	$151,964,453
Class F Shares	$167,546,814
Class F3 Shares	$148,565
Class I Shares	$683,363,337
Class P Shares	$68,960,540
Class R2 Shares	$7,583,970
Class R3 Shares	$31,551,871
Class R4 Shares	$18,665,838
Class R5 Shares	$95,625
Class R6 Shares	$7,242,105
Outstanding shares by class:
Class A Shares (700 million shares of common stock authorized, $.001 par value)	38,279,815
Class B Shares (200 million shares of common stock authorized, $.001 par value)	97,577
Class C Shares (200 million shares of common stock authorized, $.001 par value)	5,486,395
Class F Shares (200 million shares of common stock authorized, $.001 par value)	5,650,955
Class F3 Shares (200 million shares of common stock authorized, $.001 par value)	4,994
Class I Shares (250 million shares of common stock authorized, $.001 par value)	23,020,046
Class P Shares (200 million shares of common stock authorized, $.001 par value)	2,381,597
Class R2 Shares (200 million shares of common stock authorized, $.001 par value)	257,838
Class R3 Shares (200 million shares of common stock authorized, $.001 par value)	1,068,354
Class R4 Shares (200 million shares of common stock authorized, $.001 par value)	626,844
Class R5 Shares (200 million shares of common stock authorized, $.001 par value)	3,221.35
Class R6 Shares (200 million shares of common stock authorized, $.001 par value)	243,399
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$29.88
Class A Shares-Maximum offering price (Net asset value plus sales charge of 5.75%)	$31.70
Class B Shares-Net asset value	$27.82
Class C Shares-Net asset value	$27.70
Class F Shares-Net asset value	$29.65
Class F3 Shares-Net asset value	$29.75
Class I Shares-Net asset value	$29.69
Class P Shares-Net asset value	$28.96
Class R2 Shares-Net asset value	$29.41
Class R3 Shares-Net asset value	$29.53
Class R4 Shares-Net asset value	$29.78
Class R5 Shares-Net asset value	$29.68
Class R6 Shares-Net asset value	$29.75

See Notes to Financial Statements.	9

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2017

Investment income:
Dividends	$20,530,640
Interest	12,729
Interest earned from Interfund Lending (See Note 10)	1,066
Total investment income	20,544,435
Expenses:
Management fee	6,224,464
12b-1 distribution plan-Class A	1,424,213
12b-1 distribution plan-Class B	21,861
12b-1 distribution plan-Class C	917,230
12b-1 distribution plan-Class F	76,775
12b-1 distribution plan-Class P	158,961
12b-1 distribution plan-Class R2	5,204
12b-1 distribution plan-Class R3	79,923
12b-1 distribution plan-Class R4	24,944
Shareholder servicing	1,041,320
Fund administration	460,269
Registration	77,221
Reports to shareholders	69,715
Professional	41,326
Directors’ fees	28,781
Custody	17,892
Other	42,009
Gross expenses	10,712,108
Expense reductions (See Note 8)	(6,525)
Net expenses	10,705,583
Net investment income	9,838,852
Net realized and unrealized gain (loss):
Net realized gain on investments	117,636,224
Net change in unrealized appreciation/depreciation on investments	(33,824,342)
Net realized and unrealized gain	83,811,882
Net Increase in Net Assets Resulting From Operations	$93,650,734

10	See Notes to Financial Statements.

Statements of Changes in Net Assets

	For the Six Months
	Ended June 30, 2017	For the Year Ended
INCREASE (DECREASE) IN NET ASSETS	(unaudited)	December 31, 2016
Operations:
Net investment income	$9,838,852	$14,961,585
Net realized gain on investments	117,636,224	151,837,090
Net change in unrealized appreciation/depreciation on investments	(33,824,342)	166,726,981
Net increase in net assets resulting from operations	93,650,734	333,525,656
Distributions to shareholders from:
Net investment income
Class A	–	(6,956,543)
Class B	–	(647)
Class C	–	(15,858)
Class F	–	(1,088,245)
Class I	–	(5,796,130)
Class P	–	(308,350)
Class R2	–	(4,402)
Class R3	–	(153,293)
Class R4	–	(74,215)
Class R5	–	(587)
Class R6	–	(7,677)
Total distributions to shareholders	–	(14,405,947)
Capital share transactions (Net of share conversions) (See Note 13):
Net proceeds from sales of shares	323,208,000	253,591,068
Reinvestment of distributions	–	13,433,897
Cost of shares reacquired	(447,255,700)	(453,192,257)
Net decrease in net assets resulting from capital share transactions	(124,047,700)	(186,167,292)
Net increase (decrease) in net assets	(30,396,966)	132,952,417
NET ASSETS:
Beginning of period	$2,313,899,038	$2,180,946,621
End of period	$2,283,502,072	$2,313,899,038
Undistributed (distributions in excess of) net investment income	$9,616,346	$(222,506)

See Notes to Financial Statements.	11

Financial Highlights

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset		Net
	value,	Net	realized and	Total from	Net
	beginning of period	investment income (loss)(a)	unrealized gain (loss)	investment operations	investment income
Class A
6/30/2017(c)	$28.69	$ 0.12	$ 1.07	$ 1.19	$ –
12/31/2016	24.75	0.18	3.93	4.11	(0.17)
12/31/2015	25.87	0.19	(1.11)	(0.92)	(0.20)
12/31/2014	23.29	0.12	2.58	2.70	(0.12)
12/31/2013	17.94	0.09	5.35	5.44	(0.09)
12/31/2012	15.77	0.11	2.18	2.29	(0.12)

Class B
6/30/2017(c)	26.81	–	1.01	1.01	–
12/31/2016	23.17	(0.02)	3.66	3.64	– (e)
12/31/2015	24.21	(0.03)	(1.01)	(1.04)	– (e)
12/31/2014	21.83	(0.04)	2.42	2.38	–
12/31/2013	16.87	(0.05)	5.01	4.96	– (e)
12/31/2012	14.83	– (e)	2.04	2.04	–

Class C
6/30/2017(c)	26.69	0.01	1.00	1.01	–
12/31/2016	23.07	(0.01)	3.63	3.62	– (e)
12/31/2015	24.11	– (e)	(1.03)	(1.03)	(0.01)
12/31/2014	21.74	(0.04)	2.41	2.37	–
12/31/2013	16.80	(0.04)	4.98	4.94	– (e)
12/31/2012	14.77	– (e)	2.04	2.04	(0.01)

Class F
6/30/2017(c)	28.45	0.15	1.05	1.20	–
12/31/2016	24.55	0.22	3.90	4.12	(0.22)
12/31/2015	25.67	0.23	(1.11)	(0.88)	(0.24)
12/31/2014	23.11	0.19	2.56	2.75	(0.19)
12/31/2013	17.81	0.14	5.30	5.44	(0.14)
12/31/2012	15.66	0.16	2.15	2.31	(0.16)

Class F3
4/4/2017 to 6/30/2017(c)(f)	29.19	0.20	0.36	0.56	–

Class I
6/30/2017(c)	28.47	0.16	1.06	1.22	–
12/31/2016	24.57	0.24	3.90	4.14	(0.24)
12/31/2015	25.68	0.26	(1.11)	(0.85)	(0.26)
12/31/2014	23.12	0.20	2.57	2.77	(0.21)
12/31/2013	17.81	0.16	5.31	5.47	(0.16)
12/31/2012	15.66	0.18	2.15	2.33	(0.18)

Class P
6/30/2017(c)	27.83	0.09	1.04	1.13	–
12/31/2016	24.02	0.12	3.81	3.93	(0.12)
12/31/2015	25.10	0.14	(1.07)	(0.93)	(0.15)
12/31/2014	22.60	0.12	2.51	2.63	(0.13)
12/31/2013	17.41	0.09	5.19	5.28	(0.09)
12/31/2012	15.30	0.11	2.11	2.22	(0.11)

12	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset					Net		Net assets,	Portfolio
value,	Total		Total		investment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$29.88	4.11	(d)	0.47	(d)	0.42	(d)	$1,143,664	34.09	(d)
28.69	16.61		1.01		0.69		1,157,503	69.04
24.75	(3.55)		1.01		0.74		1,138,632	62.97
25.87	11.60		1.08		0.50		1,316,915	58.77
23.29	30.32		1.11		0.42		1,390,193	63.61
17.94	14.49		1.13		0.67		1,224,394	68.57

27.82	3.77	(d)	0.84	(d)	(0.02	)(d)	2,714	34.09	(d)
26.81	15.72		1.76		(0.10)		5,955	69.04
23.17	(4.28)		1.75		(0.11)		11,812	62.97
24.21	10.90		1.75		(0.19)		20,834	58.77
21.83	29.41		1.76		(0.26)		27,544	63.61
16.87	13.76		1.78		(0.01)		34,227	68.57

27.70	3.78	(d)	0.84	(d)	0.03	(d)	151,964	34.09	(d)
26.69	15.70		1.75		(0.06)		196,441	69.04
23.07	(4.27)		1.75		(0.01)		199,956	62.97
24.11	10.90		1.75		(0.16)		231,505	58.77
21.74	29.41		1.75		(0.22)		232,261	63.61
16.80	13.79		1.78		0.03		201,356	68.57

29.65	4.22	(d)	0.39	(d)	0.50	(d)	167,547	34.09	(d)
28.45	16.77		0.86		0.85		144,220	69.04
24.55	(3.41)		0.86		0.90		116,935	62.97
25.67	11.89		0.85		0.80		126,404	58.77
23.11	30.58		0.86		0.68		78,442	63.61
17.81	14.76		0.88		0.92		63,451	68.57

29.75	1.92	(d)	0.15	(d)	0.66	(d)	149	34.09	(d)

29.69	4.25	(d)	0.35	(d)	0.54	(d)	683,363	34.09	(d)
28.47	16.90		0.76		0.95		687,856	69.04
24.57	(3.31)		0.76		1.00		604,278	62.97
25.68	11.97		0.75		0.82		666,535	58.77
23.12	30.76		0.76		0.77		733,422	63.61
17.81	14.88		0.78		1.06		616,196	68.57

28.96	4.02	(d)	0.57	(d)	0.31	(d)	68,961	34.09	(d)
27.83	16.35		1.21		0.48		73,204	69.04
24.02	(3.68)		1.15		0.57		78,293	62.97
25.10	11.63		1.05		0.53		102,977	58.77
22.60	30.34		1.08		0.43		115,475	63.61
17.41	14.49		1.14		0.65		122,334	68.57

See Notes to Financial Statements.	13

Financial Highlights (concluded)

		Per Share Operating Performance:
					Distributions
					to
					shareholders
		Investment operations:			from:
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss)	Total from investment operations	Net investment income
Class R2
6/30/2017(c)	$28.29	$0.12	$ 1.00	$ 1.12	$ –
12/31/2016	24.44	0.09	3.86	3.95	(0.10)
12/31/2015	25.49	0.09	(1.08)	(0.99)	(0.06)
12/31/2014	22.95	0.05	2.54	2.59	(0.05)
12/31/2013	17.72	0.06	5.25	5.31	(0.08)
12/31/2012	15.59	0.08	2.13	2.21	(0.08)

Class R3
6/30/2017(c)	28.39	0.09	1.05	1.14	–
12/31/2016	24.51	0.11	3.88	3.99	(0.11)
12/31/2015	25.61	0.13	(1.10)	(0.97)	(0.13)
12/31/2014	23.06	0.09	2.55	2.64	(0.09)
12/31/2013	17.78	0.06	5.28	5.34	(0.06)
12/31/2012	15.64	0.09	2.15	2.24	(0.10)

Class R4
6/30/2017(c)	28.59	0.12	1.07	1.19	–
12/31/2016	24.72	0.37	3.74	4.11	(0.24)
6/30/2015 to 12/31/2015(g)	26.44	0.15	(1.64)	(1.49)	(0.23)

Class R5
6/30/2017(c)	28.47	0.16	1.05	1.21	–
12/31/2016	24.57	0.28	3.86	4.14	(0.24)
6/30/2015 to 12/31/2015(g)	26.28	0.18	(1.63)	(1.45)	(0.26)

Class R6
6/30/2017(c)	28.52	0.19	1.04	1.23	–
12/31/2016	24.58	0.28	3.91	4.19	(0.25)
6/30/2015 to 12/31/2015(g)	26.28	0.20	(1.63)	(1.43)	(0.27)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Amount less than $0.01.
(f)	Commenced on April 4, 2017.
(g)	Commenced on June 30, 2015.
(h)	Annualized.

14	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset					Net		Net assets,	Portfolio
value,	Total		Total		investment		end of	turnover
end of	return(b)		expenses		income (loss)		period	rate
period	(%)		(%)		(%)		(000)	(%)

$29.41	3.96	(d)	0.64	(d)	0.40	(d)	$7,584	34.09	(d)
28.29	16.20		1.35		0.35		1,097	69.04
24.44	(3.92)		1.36		0.35		966	62.97
25.49	11.30		1.35		0.23		1,549	58.77
22.95	30.02		1.36		0.27		1,586	63.61
17.72	14.21		1.38		0.46		675	68.57

29.53	4.02	(d)	0.58	(d)	0.30	(d)	31,552	34.09	(d)
28.39	16.29		1.25		0.45		37,228	69.04
24.51	(3.77)		1.24		0.51		30,030	62.97
25.61	11.45		1.24		0.36		32,426	58.77
23.06	30.07		1.25		0.30		31,628	63.61
17.78	14.33		1.27		0.56		23,905	68.57

29.78	4.16	(d)	0.47	(d)	0.41	(d)	18,666	34.09	(d)
28.59	16.61		0.97		1.30		9,430	69.04
24.72	(5.61	)(d)	1.01	(h)	1.17	(h)	9	62.97

29.68	4.25	(d)	0.34	(d)	0.56	(d)	96	34.09	(d)
28.47	16.86		0.74		1.05		69	69.04
24.57	(5.48	)(d)	0.76	(h)	1.42	(h)	9	62.97

29.75	4.31		0.31		0.65		7,242	34.09
28.52	17.03		0.63		1.06		895	69.04
24.58	(5.43	)(d)	0.63	(h)	1.56	(h)	26	62.97

See Notes to Financial Statements.	15

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund has twelve active classes of shares: Class A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Fund’s prospectus. Class F3 shares commenced on April 4, 2017.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including

Notes to Financial Statements (unaudited)(continued)

observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2013 through December 31, 2016. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent

Notes to Financial Statements (unaudited)(continued)

buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of June 30, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

For the six months ended June 30, 2017, the effective management fee paid to Lord Abbett was at an annualized rate of .54% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A		Class B	Class C	Class F(1)	Class P	Class R2	Class R3	Class R4
Service	.25	%(2)	.25%	.25%	–	.25%	.25%	.25%	.25%
Distribution	–		.75%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.
(2)	Annual service fee on shares sold prior to June 1, 1990 is .15% of the average daily net assets attributable to Class A shares.

Class F3, Class I, Class R5 and Class R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2017:

Distributor Commissions	Dealers’ Concessions
$72,368	$392,847

Distributor received CDSC’s of $3,054 and $3,599 for Class A and Class C shares, respectively, for the six months ended June 30, 2017.

Other Related Parties

As of June 30, 2017, the percentages of the Fund’s outstanding shares owned by Lord Abbett Multi-Asset Balanced Opportunity Fund, Lord Abbett Multi-Asset Global Opportunity Fund, Lord Abbett Multi-Asset Growth Fund and Lord Abbett Multi-Asset Income Fund, were 10.09%, 1.01%, 7.90% and 7.38%, respectively.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least semi-annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profits for tax purposes are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2017 and fiscal year ended December 31, 2016, was as follows:

Notes to Financial Statements (unaudited)(continued)

	Six Months Ended 6/30/2017 (unaudited)	Year Ended 12/31/2016
Distributions paid from:
Ordinary income	$–	$14,405,947
Total distributions paid	$–	$14,405,947

As of December 31, 2016, the Fund had a capital loss carryforward of $126,815,035 which will expire in 2017.

As of June 30, 2017, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,077,951,069
Gross unrealized gain	287,403,934
Gross unrealized loss	(70,577,483)
Net unrealized security gain	$216,826,451

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2017 were as follows:

Purchases	Sales
$776,308,220	$894,286,593

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2017.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the period ended June 30, 2017, the Fund engaged in cross-trades sales of $17,495,776, which resulted in net realized gains of $113,370.

6.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosure to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract.

Notes to Financial Statements (unaudited)(continued)

The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Repurchase Agreement	$43,240,521	$–	$43,240,521
Total	$43,240,521	$–	$43,240,521

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$43,240,521	$–	$–	$(43,240,521)	$–
Total	$43,240,521	$–	$–	$(43,240,521)	$–

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2017.

7.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

8.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

9.	LINE OF CREDIT

The Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into a syndicated line of credit facility with various lenders for $550 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings. The Facility will continue through August 28, 2017.

During the six months ended June 30, 2017, the Fund did not utilize the Facility.

Notes to Financial Statements (unaudited)(continued)

10.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to limitations and conditions.

During the six months ended June 30, 2017, the Fund participated as a lender in the Interfund Lending Program. The average amount loaned and interest rate were $22,668,189 and 0.86%, respectively. The Fund earned interest of $1,066, which is included in the Statement of Operations. There were no interfund loans outstanding as of June 30, 2017.

11.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

12.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Because the Fund invests in real estate investment trusts (“REITS”), it may be subject to the risks that impact the value of the underlying properties or mortgages of the REITs in which it invests. Other factors that may adversely affect REITs include poor performance by management of the REIT, changes to the tax laws, or failure by the REIT to qualify for tax-free distribution of income, and changes in local, regional, or general economic conditions.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, liquidity, currency, political, information, and other risks.

The Fund is also subject to risks from redemptions by large shareholders, cyber security and other risks in connection with the operations of the Fund’s service providers, and risks from market disruptions and geopolitical events.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

13.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of capital stock were as follows:

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,494,999	$103,069,423	2,246,893	$58,989,902
Converted from Class B *	84,836	2,512,478	190,527	4,863,303
Reinvestment of distributions	–	–	216,910	6,244,156
Shares reacquired	(5,649,438)	(166,390,860)	(8,302,036)	(215,164,596)
Decrease	(2,069,603)	$(60,808,959)	(5,647,706)	$(145,067,235)

Class B Shares
Shares sold	47,089	$1,286,852	5,457	$134,239
Reinvestment of distributions	–	–	25	637
Shares reacquired	(80,685)	(2,207,250)	(88,953)	(2,181,020)
Converted to Class A *	(90,967)	(2,512,478)	(204,152)	(4,863,304)
Decrease	(124,563)	$(3,432,876)	(287,623)	$(6,909,448)

Class C Shares
Shares sold	465,509	$12,688,032	263,076	$6,465,241
Reinvestment of distributions	–	–	492	12,336
Shares reacquired	(2,338,233)	(64,238,343)	(1,571,546)	(37,927,910)
Decrease	(1,872,724)	$(51,550,311)	(1,307,978)	$(31,450,333)

Class F Shares
Shares sold	1,343,346	$39,314,269	1,596,512	$42,338,618
Reinvestment of distributions	–	–	33,348	952,203
Shares reacquired	(762,038)	(22,282,218)	(1,323,185)	(34,256,590)
Increase	581,308	$17,032,051	306,675	$9,034,231

Class F3 Shares(a)
Shares sold	4,994	$147,628	–	$–
Shares reacquired	–	(5)	–	–
Increase	4,994	$147,623	–	$–

Class I Shares
Shares sold	3,871,339	$113,243,816	4,314,835	$116,321,690
Reinvestment of distributions	–	–	198,775	5,679,912
Shares reacquired	(5,013,116)	(145,952,267)	(4,950,693)	(130,253,277)
Decrease	(1,141,777)	$(32,708,451)	(437,083)	$(8,251,675)

Class P Shares
Shares sold	108,103	$3,089,680	215,449	$5,576,668
Reinvestment of distributions	–	–	11,024	307,866
Shares reacquired	(356,865)	(10,193,947)	(855,442)	(21,295,805)
Decrease	(248,762)	$(7,104,267)	(628,969)	$(15,411,271)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended June 30, 2017 (unaudited)		Year Ended December 31, 2016
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	231,550	$6,809,553	10,998	$282,230
Reinvestment of distributions	–	–	75	2,143
Shares reacquired	(12,476)	(364,529)	(11,824)	(319,953)
Increase (decrease)	219,074	$6,445,024	(751)	$(35,580)

Class R3 Shares
Shares sold	600,271	$17,449,344	509,831	$12,843,570
Reinvestment of distributions	–	–	5,379	153,227
Shares reacquired	(843,144)	(24,450,980)	(429,228)	(11,207,854)
Increase (decrease)	(242,873)	$(7,001,636)	85,982	$1,788,943

Class R4 Shares
Shares sold	458,896	$13,416,292	344,855.65	$9,736,886
Reinvestment of distributions	–	–	2,547.21	73,153
Shares reacquired	(161,852)	(4,781,666)	(17,985)	(514,540)
Increase	297,044	$8,634,626	329,417.86	$9,295,499

Class R5 Shares
Shares sold	3,606	$106,409	2,040.00	$55,225
Reinvestment of distributions	–	–	20.00	587
Shares reacquired	(2,826)	(83,107)	(4)	(124)
Increase	780	$23,302	2,056.00	$55,688

Class R6 Shares
Shares sold	430,765	$12,586,702	32,696.61	$846,799
Reinvestment of distributions	–	–	268	7,677
Shares reacquired	(218,755)	(6,310,528)	(2,619)	(70,588)
Increase	212,010	$6,276,174	30,345.61	$783,888

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.

14.	RECENT ACCOUNTING REGULATION

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X that, along with other regulatory changes, are intended to modernize the reporting and disclosure of information by registered investment companies. In part, the amendments require standardized, enhanced disclosure about derivatives in investment company financial statements. The compliance date for there amendments is for periods ending after August 1, 2017. Although management continues to evaluate the potential impact of the amendments on the Fund, it expects such impact will be limited to additional financial statement disclosures, with no effect on the Fund’s net assets or results of operations.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by
LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Mid Cap Stock Fund, Inc.	LAMCVF-3 (08/17)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: August 25, 2017

By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 25, 2017